May 2, 2022	Renee E. Laws T + 617 235-4975 Renee.Laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust I (the “Trust”) (File Nos. 333-48456; 811-10183)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust that (i) each form of Prospectus and each form of Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 101 to the Trust’s Registration Statement on Form N-1A (“Amendment No. 101”) and Post-Effective Amendment No. 102 to the Trust’s Registration Statement on Form N-1A (“Amendment No. 102”), each as filed electronically with the Securities and Exchange Commission on April 28, 2022. Amendment No. 101 became effective on April 29, 2022, and Amendment No. 102 became effective on April 30, 2022.

Any questions with respect to this filing may be directed to the undersigned at (617) 235-4975.

Very truly yours,

/s/ Renee E. Laws

Renee E. Laws

cc:

Dina Lee, Esq.

Brian D. McCabe, Esq.

Jeremy C. Smith, Esq.